Prepayment and Other Current Assets (Details) - USD ($)					12 Months Ended
	Mar. 01, 2023	Jul. 31, 2022	Apr. 30, 2022	Apr. 10, 2022	Dec. 31, 2023	Dec. 31, 2021	Apr. 09, 2023	Apr. 04, 2023
Prepayment and Other Current Assets [Line Items]
Generating interest income					$ 24,441
Credit losses of long-age rental deposit					1,155,768
Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount	$ 2,000,000	$ 25,000		$ 280,000		$ 400,000
AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount			$ 900,000
Working capital							$ 600,000	$ 1,200,000
Total amount of loans					1,350,000
AGM Group Ltd [Member] | Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage								1.00%
Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Total amount of loans					465,000
Generating interest income					5,745
Muliang Agriculture Limited [Member] | Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage				1.00%
Northnew Management Limited [Member]
Prepayment and Other Current Assets [Line Items]
Total amount of loans					1,925,426
Generating interest income					$ 5,996
Northnew Management Limited [Member] | Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage	1.00%